Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events

14. Subsequent Events

On January 9, 2015, Navigator Triton, a 21,000 cubic meter semi-refrigerated ethylene-capable gas carriers was delivered from Jiangnan shipyard in China.

On 27 January 2015, Navigator Atlas L.L.C, Navigator Europa L.L.C., Navigator Oberon L.L.C., Navigator Triton L.L.C., Navigator Umbrio L.L.C, Navigator Centauri L.L.C., Navigator Ceres L.L.C., Navigator Ceto L.L.C. and Navigator Copernico L.L.C (together, the “Borrowers”), Navigator Holdings Ltd. (the “Company”) and Navigator Gas L.L.C. (together with the Company, the “Guarantors”) entered into a secured facility agreement (the “Facility Agreement”) pursuant to which a group of lenders made available to the Borrowers a seven year term loan facility of $278,125,000 to finance or refinance the purchase of 9 vessels (the “Vessels”) constructed, or under construction, by Jiangnan Shipyard (Group) Co., Ltd.

The Guarantors, including the Company, have guaranteed the obligations of each of the Borrowers under the Facility Agreement. The Facility Agreement was entered into in order to refinance an existing $120,000,000 facility agreement dated April 11, 2013, which was fully repaid and terminated on February 27, 2015, that financed four of the Vessels. Borrowings under the Facility Agreement shall be made to refinance or finance the purchase price of the Vessels and for the Borrowers’ general corporate and working capital purposes.